Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Computation of diluted EPS
Computation of Diluted EPS
	2012			2011			2010
Year ended December 31 (in millions, except per share data)	Net Income Attributable to Comcast Corporation	Shares	Per Share Amount	Net Income Attributable to Comcast Corporation	Shares	Per Share Amount	Net Income Attributable to Comcast Corporation	Shares	Per Share Amount
Basic EPS attributable to Comcast Corporation shareholders	$6,203	2,678	$2.32	$4,160	2,746	$1.51	$3,635	2,808	$1.29
Effect of dilutive securities:
Assumed exercise or issuance of shares relating to stock plans		39			32			12
Diluted EPS attributable to Comcast Corporation shareholders	$6,203	2,717	$2.28	$4,160	2,778	$1.50	$3,635	2,820	$1.29